CONCORDE WEALTH MANAGEMENT FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2020 (Unaudited)

	Shares or
	Principal	Fair	Percent of
	Amount	Value	Net Assets
COMMON STOCKS - 51.15%
FINANCE & INSURANCE
JPMorgan Chase & Co.	4,600	$584,522	2.08%

HEALTH CARE
Encompass Health Corp.	6,500	537,485	1.91

INFORMATION
Comcast Corp. - Class A	9,800	513,520	1.82
Discovery, Inc. - Class C (a)	18,000	471,420	1.67
Lumen Technologies, Inc.	39,000	380,250	1.35
Microsoft Corp.	6,100	1,356,762	4.82
The Walt Disney Co. (a)	4,600	833,428	2.96
		3,555,380	12.62
MANUFACTURING
AbbVie, Inc.	5,200	557,180	1.98
DuPont de Nemours, Inc.	9,000	639,990	2.27
Exxon Mobil Corp.	6,400	263,808	0.94
Fortune Brands Home & Security, Inc.	6,500	557,180	1.98
Hanesbrands, Inc.	30,000	437,400	1.55
Hubbell, Inc.	1,900	297,901	1.06
Johnson & Johnson	2,500	393,450	1.40
Northrop Grumman Corp.	800	243,776	0.86
The Hershey Co.	2,590	394,535	1.40
		3,785,220	13.44
MINING, QUARRYING & OIL & GAS EXTRACTION
Franco-Nevada Corp. (b)	5,600	701,848	2.49
Pioneer Natural Resources Co.	4,750	540,977	1.92
Martin Marietta Materials, Inc.	1,100	312,367	1.11
Schlumberger Ltd. (b)	14,200	309,986	1.10
		1,865,178	6.62
PROFESSIONAL, SCIENTIFIC & TECHNICAL SERVICES
Vivendi SA - ADR (b)	15,000	481,500	1.71

REAL ESTATE & RENTAL & LEASING
The Howard Hughes Corp. (a)	7,500	591,975	2.10

RETAIL TRADE
Amazon.com, Inc. (a)	220	716,525	2.54
Lowe's Companies, Inc.	4,000	642,040	2.28
The TJX Companies, Inc.	7,500	512,175	1.82
		1,870,740	6.64
TRANSPORTATION & WAREHOUSING
Kansas City Southern	1,600	326,608	1.16
Southwest Airlines Co.	8,700	405,507	1.44
		732,115	2.60
UTILITIES
Kinder Morgan, Inc.	29,500	403,265	1.43
TOTAL COMMON STOCKS (Cost $9,073,025)		14,407,380	51.15

EXCHANGE TRADED FUNDS - 8.42%
JPMorgan Ultra-Short Income ETF	14,500	736,455	2.62
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	5,000	510,200	1.81
Sprott Physical Gold Trust (a)(b)	74,500	1,124,205	3.99
TOTAL EXCHANGE TRADED FUNDS (Cost $1,999,236)		2,370,860	8.42

CLOSED-END FUNDS - 4.61%
PIMCO Flexible Credit Income Fund - Institutional Class (e)	47,619	440,480	1.56
Pioneer ILS Interval Fund (e)	101,112	858,443	3.05
TOTAL CLOSED-END FUNDS (Cost $1,500,000)		1,298,923	4.61

OPEN-END FUNDS - 2.38%
Cohen & Steers Institutional Realty Shares	6,629	287,103	1.02
Morgan Stanley Global Fixed Income Opportunities Fund - Institutional Class	65,333	384,156	1.36
TOTAL OPEN-END FUNDS (Cost $630,435)		671,259	2.38

PRIVATE FUNDS - 6.46%
LLR Equity Partners V, L.P. (d)(e)	920,000	863,420	3.07
LRVHealth, L.P. (a)(d)(e)	125,000	102,108	0.36
Moran Tice 20:20 Fund, L.P. (a)(d)(e)	250,000	247,996	0.88
Partners Group Private Equity (Master Fund) LLC - Class I (d)(e)	89,425	606,943	2.15
TOTAL PRIVATE FUNDS (Cost $1,693,583)		1,820,467	6.46

REITS - 3.73%
REAL ESTATE & RENTAL & LEASING
First Industrial Realty Trust, Inc.	5,500	231,715	0.82
Medical Properties Trust, Inc.	22,000	479,380	1.70
VEREIT, Inc.	9,000	340,110	1.21
TOTAL REITS (Cost $819,047)		1,051,205	3.73

ROYALTY TRUST - 6.20%
MINING, QUARRYING & OIL & GAS EXTRACTION
Texas Pacific Land Trust	2,400	1,744,800	6.20
TOTAL ROYALTY TRUST (Cost $332,446)		1,744,800	6.20

CONVERTIBLE PREFERRED STOCK - 0.35%
PROFESSIONAL, SCIENTIFIC & TECHNICAL SERVICES
Qurate Retail, Inc. - Class B, 8.000%	1,000	99,000	0.35
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $98,440)		99,000	0.35

CORPORATE BONDS - 4.57%
FINANCE & INSURANCE
AerCap Ireland Capital DAC / AerCap Global Aviation Trust - Class B, 3.300%, 01/23/2023 (b)	100,000	104,345	0.37
Discover Financial Services, 3.850%, 11/21/2022	200,000	212,705	0.76
Ford Motor Credit Co. LLC, 3.550%, 05/20/2021	150,000	150,629	0.53
JPMorgan Chase & Co., 3.545% to 01/04/2021 then 3 Month LIBOR USD + 3.320%, Perpetual (f)	175,000	171,927	0.61
U.S. Bancorp, 5.125% to 01/15/2021 then 3 Month LIBOR USD + 3.486%, Perpetual (f)	180,000	179,550	0.64
		819,156	2.91
INFORMATION
Fiserv, Inc., 3.500%, 10/01/2022	200,000	209,250	0.74

MINING, QUARRYING & OIL & GAS EXTRACTION
Freeport-McMoRan, Inc., 3.550%, 03/01/2022	150,000	152,625	0.54

RETAIL TRADE
CVS Health Corp., 3.700%, 03/09/2023	100,000	106,982	0.38
TOTAL CORPORATE BONDS (Cost $1,250,124)		1,288,013	4.57

U.S. GOVERNMENT OBLIGATIONS - 8.15%
United States Treasury Notes
1.875%, 01/31/2022	1,600,000	1,630,250	5.79
2.250%, 08/15/2027	600,000	665,297	2.36
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $2,274,781)		2,295,547	8.15

SHORT-TERM INVESTMENT - 4.23%
MONEY MARKET FUND
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.03% (c)	1,191,397	1,191,397	4.23
TOTAL SHORT-TERM INVESTMENT (Cost $1,191,397)		1,191,397	4.23

Total Investments (Cost $20,862,514) - 100.25%		28,238,851	100.25
Liabilities in Excess of Other Assets - (0.25)%		(70,456)	(0.25)
TOTAL NET ASSETS - 100.00%		$28,168,395	100.00%

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	Presently non-income producing.
(b)	Foreign issued security listed directly on a U.S. securities exchange.
(c)	This security has a fluctuating yield; rate disclosed is the 7-day yield as of December 31, 2020.
(d)	Securities for which market quotations are not readily available are valued at fair value determined by the Advisor. Such values are approved on a quarterly basis by the Board of Directors.
(e)	Restricted securities may be subject to restrictions on disposition imposed by the issuer. At December 31, 2020, restricted securities represented 11.07% of net assets of the Fund.
(f)
Variable rate security. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2020. After January 1, 2022, LIBOR (London InterBank Offered Rate) may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR.

Percentages are stated as a percent of net assets.

Securities Valuation as of December 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  FASB ASC Topic 820, Fair Value Measurements and Disclosures ("ASC 820") defines fair values, establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value in accordance with U.S. GAAP and requires disclosure about fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund's investments. The three levels of inputs are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, credit risk, yield curves, default rates and simlar data.

Level 3 –Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use in valuing the asset or liability at the measurement date and would be based on the best available information.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Directors as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Fund's investments in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Fund's Board of Directors.

Additional information on each illiquid restricted security held by the Fund on December 31, 2020 is as follows:

Security	Initial Acquisition Date	Shares	Cost	Fair Value	% of Net Assets
Partners Group Private Equity (Master Fund) LLC - Class I	December 1, 2017	89,425	$500,000	$606,943	2.15%
LLR Equity Partners V, L.P.	March 14, 2018	920,000	818,583	863,420	3.07
PIMCO Flexible Credit Income Fund - Institutional Class	March 15, 2018	47,619	500,000	440,480	1.56
Pioneer ILS Interval Fund	August 27, 2018	101,112	1,000,000	858,443	3.05
LRVHealth, L.P.	July 16, 2019	125,000	125,000	102,108	0.36
Moran Tice 20:20 Fund, L.P.	July 31, 2020	250,000	250,000	247,996	0.88

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following table summarized the inputs used to value the Fund's investments measured at fair value as of December 31, 2020:

Investments - Assets:	Practical Expedient*		Level 1	Level 2	Level 3	Total
Common Stocks
Finance & Insurance	$-		$584,522	$-	$-	$584,522
Health Care	-		537,485	-	-	537,485
Information	-		3,555,380	-	-	3,555,380
Manufacturing	-		3,785,220	-	-	3,785,220
Mining, Quarrying & Oil & Gas Extraction	-		1,865,178	-	-	1,865,178
Professional, Scientific & Technical Services	-		481,500	-	-	481,500
Real Estate & Rental & Leasing	-		591,975	-	-	591,975
Retail Trade	-		1,870,740	-	-	1,870,740
Transportation & Warehousing	-		732,115	-	-	732,115
Utilities	-		403,265	-	-	403,265
Total Common Stocks	-		14,407,380	-	-	14,407,380
Exchange Traded Funds	-		2,370,860	-	-	2,370,860
Closed-End Funds	-		1,298,923	-	-	1,298,923
Open-End Funds	-		671,259	-	-	671,259
Private Funds	1,820,467	^	-	-	-	1,820,467
REITs
Real Estate & Rental & Leasing	-		1,051,205	-	-	1,051,205
Total REITs	-		1,051,205	-	-	1,051,205
Royalty Trust
Mining, Quarrying & Oil & Gas Extraction	-		1,744,800	-	-	1,744,800
Total Royalty Trust	-		1,744,800	-	-	1,744,800
Convertible Preferred Stock
Professional, Scientific & Technical Services	-		99,000	-	-	99,000
Total Convertible Preferred Stock	-		99,000	-	-	99,000
Corporate Bonds
Finance & Insurance	-		-	819,156	-	819,156
Information	-		-	209,250	-	209,250
Mining, Quarrying & Oil & Gas Extraction	-		-	152,625		152,625
Retail Trade	-		-	106,982	-	106,982
Total Corporate Bonds	-		-	1,288,013	-	1,288,013
U.S. Government Obligations	-		-	2,295,547	-	2,295,547
Short-Term Investment	-		1,191,397	-	-	1,191,397
Total Investments - Assets	$1,820,467		$22,834,824	$3,583,560	$-	$28,238,851

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts present in the schedule of investments.

^	Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy	Lock Up Period
	Partners Group Private Equity (Master Fund) LLC - Class I	Not Applicable(1)	Not Applicable	Capital Appreciation	Globally diversified portfolio of private equity investments	None
	LLR Equity Partners V, L.P.	No	Not Applicable	Capital Appreciation	Diversified portfolio of equity investments in lower middle market growth companies primarily focused on software and services	Not Applicable
	LRVHealth, L.P	No	Not Applicable	Capital Appreciation	Non-diversified portfolio of insurance-linked securities	Not Applicable
	Moran Tice 20:20 Fund, L.P.	Yes	30 days	Value	Diversified portfolio of investments the Investment Manager believes will be influenced by macro-economic trends and/or event-driven situations	None

(1)
Up to 5% of the Fund's net asset value per quarter via tender offer.  The tender offer is subject to board approval and not a guarantee of future liquidity.  A 2% early repurchase fee will be imposed for repurchases made within one year of investment.